SCHEDULE OF RIGHT OF USE ASSET (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Subsequent Events [Abstract]
Office lease	$ 66,201	$ 66,201	$ 48,662
Less: accumulated amortization	(21,677)	(3,678)	(48,662)
Right-of-use asset, net	$ 44,524	$ 62,523